Project debt, Movement in project debt and Significant foreign currency denominated debts (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Project Debt [Abstract]
Project debt	$ 5,091,114	$ 5,475,208	$ 5,330,467
Euro [Member]
Project Debt [Abstract]
Project debt	2,049,892	2,286,771
Algerian Dinar [Member]
Project Debt [Abstract]
Project debt	29,545	35,093
Rand [Member]
Project Debt [Abstract]
Project debt	384,915	456,179
All Foreign Currencies [Member]
Project Debt [Abstract]
Project debt	$ 2,464,352	$ 2,778,043